CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - STATEMENTS OF CASH FLOWS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net cash used in operating activities	$ 4,078,545	$ 21,600,717	$ (14,188,945)
Net cash used in investing activities	(1,074,088)	(6,643,839)	(813,007)
Net cash provided by financing activities	(718,138)	(22,786,168)	54,337,056
Net change in cash, cash equivalents and restricted cash	(1,660,720)	(5,814,587)	38,134,036
Cash, cash equivalents and restricted cash at beginning of year	45,284,308	51,098,895	12,964,859
Cash, cash equivalents and restricted cash at end of year	43,623,588	45,284,308	51,098,895
ECMOHO LIMITED
Net cash used in operating activities	(10,306,884)	(8,381,595)	(567,446)
Net cash used in investing activities			(10,502,538)
Net cash provided by financing activities	7,785,477	80,767	54,872,326
Net change in cash, cash equivalents and restricted cash	(2,521,407)	(8,300,828)	43,802,342
Cash, cash equivalents and restricted cash at beginning of year	37,473,282	43,806,283	3,941
Cash, cash equivalents and restricted cash at end of year	$ 35,701,882	$ 37,473,282	$ 43,806,283